Performance Management	Oct. 31, 2024
American Funds Retirement Income Portfolio - Conservative | American Funds Retirement Income Portfolio - Conservative
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 7.67% (quarter ended December 31, 2023)

Lowest -6.95% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2024, was 9.73%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	9.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(6.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	Lifetime
F-2 − Before taxes	8/28/2015	7.07%	5.28%	4.75%
− After taxes on distributions		5.83	4.12	3.72
− After taxes on distributions and sale of fund shares		4.39	3.78	3.43

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A (with maximum sales charge)	8/28/2015	0.78%	3.82%	3.78%
C	8/28/2015	5.11	4.31	3.82
F-1	8/28/2015	6.90	5.03	4.49
F-3	1/27/2017	7.28	5.41	4.65
R-1	8/28/2015	6.03	4.30	3.80
R-2	8/28/2015	6.17	4.39	3.95
R-2E	8/28/2015	6.46	4.84	4.45
R-3	8/28/2015	6.60	4.75	4.24
R-4	8/28/2015	6.87	5.03	4.50
R-5E	11/20/2015	7.11	5.28	4.63
R-5	8/28/2015	7.11	5.36	4.76
R-6	8/28/2015	7.27	5.40	4.83

Indexes*	1 year	5 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	13.13%
S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	10.35	4.90	4.24
Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	1.10	1.40

* Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Retirement Income Portfolio - Moderate | American Funds Retirement Income Portfolio - Moderate
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 8.56% (quarter ended December 31, 2023)

Lowest -9.97% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 11.75%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	11.75%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	8.56%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	Lifetime
F-2 − Before taxes	8/28/2015	9.44%	6.66%	5.90%
− After taxes on distributions		8.18	5.39	4.80
− After taxes on distributions and sale of fund shares		5.93	4.92	4.41

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A (with maximum sales charge)	8/28/2015	2.99%	5.19%	4.93%
C	8/28/2015	7.46	5.67	4.96
F-1	8/28/2015	9.27	6.40	5.64
F-3	1/27/2017	9.65	6.76	5.73
R-1	8/28/2015	8.53	5.64	4.94
R-2	8/28/2015	8.64	5.83	5.17
R-2E	8/28/2015	8.82	6.10	5.53
R-3	8/28/2015	9.06	6.20	5.49
R-4	8/28/2015	9.21	6.43	5.68
R-5E	11/20/2015	9.41	6.66	5.75
R-5	8/28/2015	9.56	6.68	5.88
R-6	8/28/2015	9.63	6.77	5.97

Indexes*	1 year	5 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	13.13%
S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	10.35	4.90	4.24
Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	1.10	1.40

* Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com
American Funds Retirement Income Portfolio - Enhanced | American Funds Retirement Income Portfolio - Enhanced
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	(Class F-2 shares are not subject to sales charges.)
Bar Chart [Heading]	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 10.29% (quarter ended June 30, 2020)

Lowest -13.81% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2024, was 13.46%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	13.46%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance [Table]

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	Lifetime
F-2 − Before taxes	8/28/2015	12.21%	7.90%	6.95%
− After taxes on distributions		11.00	6.67	5.87
− After taxes on distributions and sale of fund shares		7.62	5.97	5.32

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A (with maximum sales charge)	8/28/2015	5.61%	6.43%	5.97%
C	8/28/2015	10.22	6.93	5.93
F-1	8/28/2015	11.89	7.61	6.68
F-3	1/27/2017	12.33	8.00	6.72
R-1	8/28/2015	11.20	6.95	6.15
R-2	8/28/2015	11.36	7.09	6.18
R-2E	8/28/2015	11.45	7.21	6.51
R-3	8/28/2015	11.67	7.41	6.45
R-4	8/28/2015	12.07	7.76	6.78
R-5E	11/20/2015	12.15	7.87	6.72
R-5	8/28/2015	12.25	7.98	6.97
R-6	8/28/2015	12.40	8.02	7.04

Indexes*	1 year	5 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.29%	15.69%	13.13%
S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	10.35	4.90	4.24
Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	1.10	1.40

* Effective July 24, 2024, the fund’s primary benchmark changed from the S&P Target Date Retirement Income Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2023:
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Performance Availability Website Address [Text]	capitalgroup.com